Employee compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Compensation And Benefits [Abstract]
Disclosure of employee compensation and benefits

	2021	2020	2019
	$m	$m	$m
Employee compensation and benefits	18,742	18,076	18,002
Capitalised wages and salaries	870	1,320	1,475
Gross employee compensation and benefits for the year ended 31 Dec	19,612	19,396	19,477

Consists of:
Wages and salaries	17,072	17,072	17,056
Social security costs	1,503	1,378	1,472
Post-employment benefits	1,037	946	949
Year ended 31 Dec	19,612	19,396	19,477

Disclosure of average number of employees

Average number of persons employed by HSBC during the year by global business
	2021	2020	2019
Wealth and Personal Banking	138,026	144,615	148,680
Commercial Banking	44,992	45,631	46,584
Global Banking and Markets	48,179	49,055	51,313
Corporate Centre	359	411	478
Year ended 31 Dec	231,556	239,712	247,055

Average number of persons employed by HSBC during the year by geographical region
	2021	2020	2019
Europe	60,919	64,886	66,392
Asia	127,673	129,923	133,624
Middle East and North Africa	9,329	9,550	9,798
North America	13,845	15,430	16,615
Latin America	19,790	19,923	20,626
Year ended 31 Dec	231,556	239,712	247,055

Disclosure of total incentive awards granted to income statement charge

Reconciliation of total incentive awards granted to income statement charge
	2021	2020	2019
	$m	$m	$m
Total incentive awards approved for the current year	3,495	2,659	3,341
Less: deferred bonuses awarded, expected to be recognised in future periods	(379)	(239)	(337)
Total incentives awarded and recognised in the current year	3,116	2,420	3,004
Add: current year charges for deferred bonuses from previous years	270	286	327
Other	4	2	(55)
Income statement charge for incentive awards	3,390	2,708	3,276

Explanation of effect of share-based payments on entity's profit or loss
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $467m was equity settled (2020: $434m; 2019: $478m), as follows:

	2021	2020	2019
	$m	$m	$m
Conditional share awards	479	411	521
Savings-related and other share award option plans	27	51	30
Year ended 31 Dec	506	462	551

Disclosure of terms and conditions of share-based payment arrangement

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, LTI awards delivered in shares) and Group Performance Share Plans (‘GPSP’)
An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
• Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are the LTI awards, which are subject to performance conditions.
• Deferred share awards generally vest over a period of three, five or seven years.
• Vested shares may be subject to a retention requirement post-vesting.
• Awards are subject to malus and clawback provisions.

International Employee Share Purchase Plan (‘ShareMatch’)
The plan was first introduced in Hong Kong in 2013 and now includes employees based in 28 jurisdictions.
• Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
• Matching awards are added at a ratio of one free share for every three purchased (in mainland China matching awards are settled in cash).
• Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
• From 2014, employees eligible for the UK plan could save up to £500 per month with the option to use the savings to acquire shares.
•These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
•The exercise price is set at a 20% (2020: 20%) discount to the market value immediately preceding the date of invitation.

Disclosure of number of other equity instruments

Movement on HSBC share awards
	2021	2020
	Number	Number
	(000s)	(000s)
Conditional share awards outstanding at 1 Jan	103,473	97,055
Additions during the year	75,549	72,443
Released in the year	(63,635)	(60,673)
Forfeited in the year	(6,023)	(5,352)
Conditional share awards outstanding at 31 Dec	109,364	103,473
Weighted average fair value of awards granted ($)	6.49	7.28

Disclosure of number and weighted average exercise prices of share options

Movement on HSBC share option plans
	Savings-related share option plans
	Number	WAEP[1]
	(000s)	£
Outstanding at 1 Jan 2021	130,953	2.97
Granted during the year[2]	15,410	3.15
Exercised during the year[3]	(3,878)	3.80
Expired during the year	(11,502)	3.53
Forfeited during the year	(7,786)	3.97
Outstanding at 31 Dec 2021	123,197	2.85
– of which exercisable	4,949	4.05
Weighted average remaining contractual life (years)	3.02

Outstanding at 1 Jan 2020	65,060	4.81
Granted during the year[2]	111,469	2.63
Exercised during the year[3]	(1,387)	4.48
Expired during the year	(43,032)	4.81
Forfeited during the year	(1,158)	4.88
Outstanding at 31 Dec 2020	130,953	2.97
– of which exercisable	8,170	4.50
Weighted average remaining contractual life (years)	3.68
1    Weighted average exercise price.
2    The weighted average fair value of options granted during the year was $0.85 (2020: $0.47).
3    The weighted average share price at the date the options were exercised was $5.87 (2020: $7.08).

Disclosure of income statement charge

Income statement charge
	2021	2020	2019
	$m	$m	$m
Defined benefit pension plans	243	146	176
Defined contribution pension plans	767	775	758
Pension plans	1,010	921	934
Defined benefit and contribution healthcare plans	27	25	15
Year ended 31 Dec	1,037	946	949

Disclosure of net defined benefit liability (asset)

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	51,431	(42,277)	(23)	9,131
Defined benefit healthcare plans	103	(572)	—	(469)
At 31 Dec 2021	51,534	(42,849)	(23)	8,662
Total employee benefit liabilities (within Note 26 ‘Accruals, deferred income and other liabilities’)				(1,607)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				10,269

Defined benefit pension plans	52,990	(43,995)	(44)	8,951
Defined benefit healthcare plans	114	(639)	—	(525)
At 31 Dec 2020	53,104	(44,634)	(44)	8,426
Total employee benefit liabilities (within Note 26 ‘Accruals, deferred income and other liabilities’)				(2,025)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				10,450

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	42,505	10,485	(33,005)	(10,990)	—	(44)	9,500	(549)
Service cost	—	—	(55)	(276)	—	—	(55)	(276)
– current service cost	—	—	(14)	(206)	—	—	(14)	(206)
– past service cost and gains/(losses) from settlements	—	—	(41)	(70)	—	—	(41)	(70)
Net interest income/(cost) on the net defined benefit asset/(liability)	613	172	(473)	(174)	—	(1)	140	(3)
Remeasurement effects recognised in other comprehensive income	(377)	7	(271)	471	—	22	(648)	500
– return on plan assets (excluding interest income)	(377)	7	—	—	—	—	(377)	7
– actuarial gains/(losses) financial assumptions	—	—	611	315	—	—	611	315
– actuarial gains/(losses) demographic assumptions	—	—	(447)	64	—	—	(447)	64
– actuarial gains/(losses) experience adjustments	—	—	(435)	92	—	—	(435)	92
– other changes	—	—	—	—	—	22	—	22
Exchange differences	(361)	(94)	283	138	—	—	(78)	44
Benefits paid	(1,396)	(645)	1,396	712	—	—	—	67
Other movements[2]	400	122	(130)	97	—	—	270	219
At 31 Dec 2021	41,384	10,047	(32,255)	(10,022)	—	(23)	9,129	2

At 1 Jan 2020	37,874	9,693	(30,158)	(10,424)	—	(16)	7,716	(747)
Service cost	—	—	(68)	(172)	—	—	(68)	(172)
– current service cost	—	—	(28)	(184)	—	—	(28)	(184)
– past service cost and losses from settlements	—	—	(40)	12	—	—	(40)	12
Net interest income/(cost) on the net defined benefit asset/(liability)	726	233	(575)	(245)	—	—	151	(12)
Remeasurement effects recognised in other comprehensive income	3,173	879	(2,118)	(547)	—	(26)	1,055	306
– return on plan assets (excluding interest income)	3,173	692	—	—	—	—	3,173	692
– actuarial gains/(losses) financial assumptions	—	—	(3,179)	(564)	—	—	(3,179)	(564)
– actuarial gains/(losses) demographic assumptions	—	—	86	49	—	—	86	49
– actuarial gains/(losses) experience adjustments	—	—	975	87	—	—	975	87
– other changes	—	187	—	(119)	—	(26)	—	42
Exchange differences	1,446	249	(1,100)	(387)	—	(2)	346	(140)
Benefits paid	(1,148)	(652)	1,148	727	—	—	—	75
Other movements[2]	434	83	(134)	58	—	—	300	141
At 31 Dec 2020	42,505	10,485	(33,005)	(10,990)	—	(44)	9,500	(549)
1    For further details of the principal plan, see page 361.
2    Other movements include contributions by HSBC, contributions by employees, administrative costs and taxes paid by plan.

Disclosure of information about maturity profile of defined benefit obligation	Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
	2022	2023	2024	2025	2026	2027-2031
	$m	$m	$m	$m	$m	$m
The principal plan[1,2]	1,444	1,491	1,542	1,592	1,644	9,070
Other plans[1]	474	473	460	459	453	2,325
1    The duration of the defined benefit obligation is 17.3 years for the principal plan under the disclosure assumptions adopted (2020: 17.4 years) and 12.7 years for all other plans combined (2020: 13.5 years).
2    For further details of the principal plan, see page 361.

Disclosure of fair value of plan assets

Fair value of plan assets by asset classes
	31 Dec 2021				31 Dec 2020
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan[2]
Fair value of plan assets	41,384	36,270	5,114	1,037	42,505	37,689	4,816	973
– equities[3]	197	5	192	—	268	7	261	—
– bonds[4]	36,295	35,612	683	—	36,198	35,479	719	—
– derivatives	1,864	—	1,864	1,037	1,973	—	1,973	973
– property	1,094	—	1,094	—	1,106	—	1,106	—
– other[5]	1,934	653	1,281	—	2,960	2,203	757	—
Other plans
Fair value of plan assets	10,047	8,248	1,799	52	10,485	9,512	973	54
– equities	892	668	224	5	1,484	1,069	415	3
– bonds	7,080	6,490	590	5	7,624	7,143	481	10
– derivatives	7	(13)	20	—	(57)	—	(57)	—
– property	123	119	4	—	192	157	35	—
– other	1,945	984	961	42	1,242	1,143	99	41
1    The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 35.
2    For further details on the principal plan, see page 361.
3    Includes $192m (2020: $261m) in relation to private equities.
4    Principal plan bonds includes fixed income bonds of $18,315m (2020: $17,730m) and index-linked bonds of $18,160m (2020: $18,468m).
5 Other includes $0m (2020: $696m) of pooled investment vehicles with quoted underlying assets and $1,281m (2020: $757m) of pooled investment vehicles with unquoted underlying assets.

Disclosure of defined benefit plans

Key actuarial assumptions for the principal plan[1]
	Discount rate	Inflation rate (RPI)[2]	Inflation rate (CPI)[2]	Rate of increase for pensions	Rate of pay increase
	%	%	%	%	%
UK
At 31 Dec 2021	1.90	3.45	3.20	3.30	3.45
At 31 Dec 2020	1.45	3.05	2.50	3.00	2.75
1    For further details on the principal plan, see page 361.
2 Due to the significant difference between short-term and long-term inflation expectations that has developed over 2021, HSBC UK has changed the methodology of setting inflation-related assumptions to fully and separately reflect how benefits are linked to RPI inflation and CPI inflation respectively. For example, the revaluation of deferred pensions is driven by CPI inflation expectations in the short to medium term, whereas increases to pensions in payment are driven by RPI inflation expectations over the long term.

Mortality tables and average life expectancy at age 60 for the principal plan[1]
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
UK
At 31 Dec 2021	SAPS S3[2]	27.3	28.8	28.5	30.1
At 31 Dec 2020	SAPS S3[2]	27.0	28.5	28.1	29.7
1    For further details of the principal plan, see page 361.
2 Self-administered pension scheme (‘SAPS’) S3 table, with different tables and multipliers adopted based on gender, pension amount and member status, reflecting the Scheme’s actual mortality experience. Improvements are projected in accordance with the Continuous Mortality Investigation’s CMI 2020 core projection model with an initial addition to improvement of 0.25% per annum and a long-term rate of improvement of 1.25% per annum.
Disclosure of sensitivity analysis for actuarial assumptions

The effect of changes in key assumptions on the principal plan[1]
	Impact on HBUK section of the HSBC Bank (UK) Pension Scheme obligation[2]
	Financial impact of increase		Financial impact of decrease
	2021	2020	2021	2020
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(1,337)	(1,383)	1,425	1,475
Inflation rate (RPI and CPI) – increase/decrease of 0.25%	1,211	871	(980)	(830)
Pension payments and deferred pensions – increase/decrease of 0.25%	1,267	1,307	(1,177)	(1,222)
Pay – increase/decrease of 0.25%	20	60	(20)	(59)
Change in mortality – increase of 1 year	1,387	1,453	N/A	N/A
1    For further details of the principal plan, see page 361.
2 Sensitivities allow for HSBC UK’s convention of rounding pension assumptions to the nearest 0.05%.